Long-Term Debt (Narrative) (Detail) (USD $)	0 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended		0 Months Ended					0 Months Ended		12 Months Ended				3 Months Ended		3 Months Ended	12 Months Ended											1 Months Ended		0 Months Ended	12 Months Ended																														12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Feb. 14, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 15, 2012	Mar. 31, 2014 Subsidiary Holder [Member]	Mar. 31, 2013 Tranche A Term Loan [Member]	Dec. 31, 2013 9.0% Priority Guarantee Notes Due 2019 [Member]	Mar. 31, 2014 9.0% Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2012 9.0% Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2013 Senior Cash Pay Notes Due 2016 [Member]	Mar. 31, 2014 Senior Cash Pay Notes Due 2016 [Member]	Jun. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2014 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2013 11.25% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2014 11.25% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2014 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2013 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2013 Senior Toggle Notes Due 2016 [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2013 Senior Toggle Notes Due 2016 [Member]	Mar. 31, 2014 Senior Toggle Notes Due 2016 [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2013 Senior Notes due 2021 [member]	Jun. 30, 2013 Senior Notes due 2021 [member]	Dec. 31, 2013 Senior Notes due 2021 [member]	Mar. 31, 2014 Senior Notes due 2021 [member]	Feb. 14, 2014 Senior Notes due 2021 [member]	Jun. 30, 2013 Pik [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2013 CCWH Senior Subordinated Notes [Member]	Mar. 15, 2012 CCWH Senior Subordinated Notes [Member] C C O H [Member]	Mar. 15, 2012 CCWH Senior Subordinated Notes [Member] C C Holdings Finco [Member]	Dec. 31, 2013 6.5% Series A Senior Notes Due 2022 [Member]	Mar. 31, 2012 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2013 6.5% Series B Senior Notes Due 2022 [Member]	Mar. 15, 2012 CCWH Senior Subordinated Notes [Member]	Dec. 31, 2013 CCWH Senior Subordinated Notes [Member]	Dec. 31, 2013 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2013 7.625% Series A Senior Subordinated Notes [Member]	Jun. 30, 2011 Additional Notes [Member]	Jun. 30, 2011 Initial Notes [Member]	Mar. 31, 2012 Senior Notes, 5% [Member]	Jun. 30, 2011 Senior Notes, 5% [Member]	Mar. 31, 2013 Senior Notes, 5.75% [Member]	Dec. 31, 2012 Existing CCWH Senior Notes [Member]	Dec. 31, 2011 Senior Notes, 6.25% [Member]	Dec. 31, 2011 Senior Notes, 4.4% [Member]	Mar. 31, 2014 Senior Notes, 5.5% [Member]	Dec. 31, 2011 Senior Notes, 5.5% [Member] C C Holdings Finco [Member]	Mar. 31, 2014 Clear Channel Senior Notes, 4.9% [Member]	Dec. 31, 2013 On May 2, 2016 [Member] Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2013 On August 1, 2015 [Member] Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2013 On August 1, 2015 [Member] 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2013 First Redemption Portion [Member] Senior Notes due 2021 [member]	Dec. 31, 2013 Second Redemption Portion [Member] Senior Notes due 2021 [member]	Feb. 19, 2014 After Exchange [Member] Senior Notes due 2021 [member] C C Holdings Finco [Member]	Mar. 15, 2012 Post Amendments [Member]	Mar. 15, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member]	Jun. 30, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Median [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member]	Mar. 15, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member]	Mar. 15, 2012 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheD Term Loan [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheD Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheD Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheE Term Loan [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheE Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] TrancheE Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member]	Mar. 15, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Euro Currency Rate Loans [Member]	Mar. 15, 2012 Senior Secured Credit Facility [Member] Delayed Draw Term Loan Facilities Due 2016 [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] On October 30, 2015 [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] One Day Prior [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Post Amendments [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member]	Mar. 31, 2013 Receivables Based Facility Due 2017 [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Fed Fund Rate [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Maximum [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Maximum [Member] Base Rate Loans [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Maximum [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Minimum [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Minimum [Member] Base Rate Loans [Member]	Dec. 31, 2013 Receivables Based Facility Due 2017 [Member] Minimum [Member] Euro Currency Rate Loans [Member]	Mar. 15, 2012 Revolving Credit Facility [Member]	Jun. 30, 2011 Revolving Credit Facility [Member] Post Amendments [Member]	Jun. 30, 2011 Revolving Credit Facility [Member] Before Amendments [Member]	Dec. 31, 2013 Level 1 [Member]	Dec. 31, 2012 Level 1 [Member]	Mar. 31, 2014 Level 2 [Member]	Dec. 31, 2013 Level 2 [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate		7.60%	6.70%		7.70%																																																																			2.65%	3.65%			2.65%	3.65%		5.75%	6.75%		6.50%	7.50%			2.40%	3.40%
Market value																																																																																																								$ 20,500,000,000	$ 18,600,000,000	$ 21,100,000,000	$ 20,500,000,000
Issued Debt Sales Date	February 14, 2014
Exchange offer expiration date	February 20, 2014
Latest maturity date									2019	2019		2016	2016		2021	2021	2021	2021	2018	2018	2016		2016	2016		2021		2021	2021	2021						2022		2022								March 2012	January 2013																							January 29, 2016				January 29, 2016				January 30, 2019			July 30, 2019
Face value of debt repaid							61,900,000																																						249,900,000	203,800,000	312,100,000				52,900,000	80,000,000	9,000,000											2,096,200,000																				846,900,000
Payments for repurchases of debt							63,100,000
Principal amount		8,225,800,000							2,000,000,000			94,300,000			1,750,000,000		575,000,000				127,900,000		127,900,000			1,400,000,000		1,400,000,000				1,400,000,000	2,700,000,000			735,750,000		1,989,250,000		2,200,000,000	1,925,000,000	275,000,000	750,000,000																			500,000,000								1,891,000,000				34,800,000				5,000,000,000			1,300,000,000											247,000,000	269,500,000
Base maximum incremental term loans permitted																																																														1,500,000,000																													5,000,000,000
Percentage of EBITDA over base maximum incremental																																																														65.00%
Margin percentages																																																														0.50%																																0.50%		1.00%	2.00%		0.50%	1.50%
Percentage of subsidary stock as collateral																																																														100.00%
Line of credit facility maximum borrowing capacity																				75,000,000																																								10,000,000																																535,000,000						50,000,000				625,000,000	783,500,000
Percentage of eligible accounts receivable																																																																																												90.00%
Initial commitment fee rate																																																																																															0.375%			0.25%
Maximum aggregate principal outstanding																																																						500,000,000																																			500,000,000	500,000,000
Accrued interest payment terms									Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, which began on June 15, 2013						Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on March 1 and September 1 of each year, which began on September 1, 2011		Bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, which began on September 1, 2013				The Company may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, "PIK Interest"). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.		The Company may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, "PIK Interest"). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.				The Senior Notes due 2021 mature on February 1, 2021. Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, which began on August 1, 2013. Interest on the Senior Notes due 2021 will be paid at the rate of (i) 12.0% per annum in cash and (ii) 2.0% per annum through the issuance of payment-in-kind notes (the "PIK Notes").									Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.		Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.			Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.	Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.
Letters Of Credit Outstanding Amount		118,900,000			112,700,000															34,100,000
Earliest maturity date									2019	2019		2016	2016		2021	2021	2021	2021	2018	2018	2015		2015	2015		2018		2018	2018		February 1, 2021																																															2019-01-30
Deferred finance costs											11,900,000																												33,000,000			40,000,000	7,100,000	39,500,000												30,000,000
Discount																																				7,400,000							46,200,000
Stated interest rate									9.00%	9.00%		10.75%	10.75%		9.00%	9.00%	11.25%	11.25%			11.00%		11.00%	11.00%					14.00%												7.625%	7.625%				5.00%	5.75%
Percentage of principal sale price																																					99.00%						93.845%
Payment Terms [Abstract]
Repayment	227,000,000																																																692,700,000	140,200,000
Permissable amount to be repaid with cash on hand																																																														200,000,000
Face value of debt repaid							61,900,000																																						249,900,000	203,800,000	312,100,000				52,900,000	80,000,000	9,000,000											2,096,200,000																				846,900,000
Redemption percentage of face value before redemption date									100.00%			100.00%			100.00%		111.25%				100.00%		100.00%													106.50%		106.50%			107.625%	107.625%															109.00%	112.00%
Redemption date									Jul. 15, 2015			Aug. 01, 2012			Mar. 01, 2016		Mar. 01, 2016						Aug. 01, 2012					Aug. 01, 2015													Mar. 15, 2015	Mar. 15, 2015						Dec. 19, 2012
Percentage of aggregate principal redeemable									40.00%						40.00%		100.00%									100.00%		100.00%								40.00%		40.00%			100.00%	100.00%															30.00%	30.00%
Redemption percentage after redemption date									109.00%						109.00%		40.00%									60.00%		60.00%								100.00%		100.00%			40.00%	40.00%
Obligated payment to bondholders																																																							30,000,000
Prepayment of indebtedness outstanding under credit facilities				500,000,000
Proceeds available for repayment of debt																																											703,800,000
Exchange of debt																																																															2,000,000,000
Payments for debt modification costs																										5,500,000	17,900,000
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs								3,900,000													84,000,000																																								15,200,000
Prepayment of debt								846,900,000																																																					7,600,000				500,000,000																																				1,918,100,000
Repurchase of long-term debt																																																1,724,700,000				57,100,000
Voluntary debt prepayment																																																													170,500,000										129,800,000				10,000,000										16,200,000			14,500,000
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt																																																																			50.00%	25.00%	0.00%
Percentage of proceeds of asset sales permitted to prepay outstanding debt																																																																			100.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt																																																																			100.00%	75.00%	50.00%
Percentage of net proceeds of debt permitted to prepay outstanding debt																																																																			100.00%
Consolidated leverage ratio																																																														7.00%
Principal amount held by subsidiary																						452,700,000					421,000,000	421,900,000				288,500,000													50,100,000		187,900,000		57,300,000	109,800,000									199,100,000
Principal amount exchanged for debt												353,800,000		348,100,000							212,100,000	917,200,000	212,100,000			622,500,000	1,200,000,000	622,500,000
Principal debt amount exchanged for Senior Cash Pay Notes																										389,200,000	348,000,000	389,200,000
Principal debt amount exchanged for Senor Toggle Notes																										233,300,000	853,000,000	233,300,000
Earliest maturity date									2019	2019		2016	2016		2021	2021	2021	2021	2018	2018	2015		2015	2015		2018		2018	2018		February 1, 2021																																															2019-01-30
Accrued interest payment terms									Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, which began on June 15, 2013						Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on March 1 and September 1 of each year, which began on September 1, 2011		Bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, which began on September 1, 2013				The Company may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, "PIK Interest"). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.		The Company may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, "PIK Interest"). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.				The Senior Notes due 2021 mature on February 1, 2021. Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, which began on August 1, 2013. Interest on the Senior Notes due 2021 will be paid at the rate of (i) 12.0% per annum in cash and (ii) 2.0% per annum through the issuance of payment-in-kind notes (the "PIK Notes").									Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.		Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.			Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.	Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.
Principal amount exchanged for cash												14,200,000									8,500,000		8,500,000				64,200,000
Portion of debt held by subsidiary exchanged for cash																						31,700,000
Applicable high yield discount obligation payment																									25,300,000
Debt called not tendered																																																775,300,000
Certain Covenants [Abstract]
Consolidated EBITDA for preceeding four quarters																																																														1,900,000,000
EBITDA Adjustment - Closures and consolidation of facilities																																																														77,500,000
EBITDA Adjustment - Non-recurring or unusual gains or losses																																																														39,300,000
EBITDA Adjustment - Non-cash items																																																														41,300,000
EBITDA Adjustment - Various other items																																																														19,300,000
EBITDA Adjustment - Cash received from nonconsolidated affiliates																																																														20,000,000
Maximum ratio of total debt to EBITDA																																				7		7.0																								9				8.75
Current ratio of total debt to EBITDA																																																														6.3
Aggregate percentage of commitments																																																																																												10.00%
Minimum fixed charge coverage ratio																																																																																												100.00%
Maximum ratio of senior debt to EBITDA																																				5		5.0			7.0	7.0
Purchase accounting adjustment and original issue discount		322,400,000
Use Of Proceeds [Abstract]
Maximum permissable dividends																																						525,000,000			525,000,000
Dividend paid per share																																							$ 6.0832
Related party loan to CCOI																																								2,167,000,000
Proceeds available for general corporate purposes																																											500,000,000
Special cash dividends date paid						March 15, 2012
Proceeds from issuance of senior secured debt																																		2,170,400,000	1,925,700,000
Dividends paid to noncontrolling interest		$ 91,887,000	$ 251,666,000																																				$ 244,700,000